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                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 333-40455
                                                     1940 Act File No. 811-08495

                                December 20, 2007

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Nationwide Mutual Funds (the "Registrant")
                  SEC File Nos. 333-40455 and 811-08495
                  Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves  as  certification  that the form of the  Prospectus  and SAI for
Nationwide  International  Value Fund and Nationwide  U.S. Small Cap Value Fund,
series of the Registrant, that could have been filed under paragraph (c) of Rule
497 would not have differed from that contained in Post-Effective Amendment Nos.
91/92  to  the   Registration   Statement  of  the  Registrant  that  was  filed
electronically  with the U.S. Securities and Exchange Commission on December 17,
2007, for effectiveness on December 19, 2007.

     Please direct any  questions and comments  relating to this filing to me at
(202) 419-8429, or in my absence, Barbara A. Nugent, Esq. at (215) 564-8092.

                                                     Very truly yours,

                                                     /s/Peter M. Hong
                                                     Peter M. Hong